Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
4.	Intangible Assets, Net
The following table summarizes the Company’s intangible assets, net as of December 31, 2021 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Additions	Impairment	Accumulated Amortization	Intangible Assets, net
Acquired technologies	9.7	$23,870	$1,250	$(513)	$(9,585)	$15,022
IPR&D		20,940	—	—	—	20,940

Total		$44,810	$1,250	$(513)	$(9,585)	$35,962

See Intangible Assets discussion in Note 2 –
Summary of Significant Accounting Policies
for discussion of the impairment during the fourth quarter of 2021.
The following table summarizes the Company’s intangible assets, net as of December 31, 2020 (in thousands, except years):

	Weighted-Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net
Acquired technologies	11.2	$23,870	$(7,981)	$15,889
IPR&D		20,940	—	20,940

Total		$44,810	$(7,981)	$36,829

Amortization expense for intangible assets is disclosed on the consolidated statements of cash flows.
Future amortization expense is as follows (in thousands):

Year ending December 31,
2022	$1,681
2023	1,681
2024	1,681
2025	1,681
2026	1,416
Thereafter	6,882
Total	$15,022